SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The unaudited condensed consolidated interim financial information was prepared based on the information of Suzano and its wholly-owned subsidiaries on the six-month period ended June 30, 2020, as well as in accordance with consistent accounting practices and policies.

The unaudited condensed consolidated interim financial information should be read in conjunction with the annual financial statements for the year ended December 31, 2019, considering that its purpose is to provide an update on the activities, events and significant circumstances in relation to those disclosed in the consolidated financial statements. Therefore, unaudited condensed consolidated interim financial information focus on new activities, events and circumstances and do not duplicate the information previously disclosed, except when Management judges that the maintenance of the information is relevant.

The accounting policies have been consistently applied to all consolidated companies.

There were no changes on such policies and estimates calculation methodologies, except for the application of the new accounting policies as of January 1, 2020 and whose estimated impact was disclosed in the annual financial statements of December 31, 2019, as described in the Note 3.1.

3.1.    New accounting policies and changes in the accounting policies adopted

3.1.1.Translation into currency presentation

Due to the merger with Fibria, the Company had several changes in the structure, activities and operations during 2019 that led management to conclude that they needed to reassess the functional currency of its subsidiaries whose functional currency was different from Brazilian Reais.

Those facts resulted in the corporate reorganization, as well as, it has impacted how management conducted the Company's business in order to achieve the alignment between the cultures of the two Companies, the unification of processes, operating, tax systems and strategies, through synergy gains arising from the business combination. In this process some of Company’s wholly-owned subsidiaries were considered an extension of the activities of the parent company.

These circumstances collectively justify the change in the functional currency to Brazilian Real and they have occurred gradually during 2019, therefore it was not practicable to determine the date of the change at a precise point during the reporting period. Thus, the Company changed the functional currency of those wholly-owned subsidiaries as of January 1, 2020.

The cumulative translation adjustment (“CTA”) arising from the translation of a foreign operation previously recognized in other comprehensive income will not be reclassified from equity to profit or loss until the disposal of the operations. The total or partial disposal of interest in wholly-owned subsidiaries occurs through sale or dissolution, of all or part of operation.

Therefore, the financial statements of foreign subsidiaries, whose functional currency was different from Brazilian Reais in 2019, were translated using the criteria established below:

(i)	assets and liabilities are translated at the exchange rate in effect at period-end;
(ii)	revenues and expenses are translated based on the monthly average rate;
(iii)	the cumulative effects of gains or losses upon translation are recognized as accumulated foreign currency translation adjustments component of other comprehensive income.

And as from January 1, 2020, the financial statements of foreign subsidiaries are translated using the following criteria:

(i)	monetary assets and liabilities are translated at the exchange rate in effect at period-end;
(ii)	non-monetary assets and liabilities are translated at the historical rate of the transaction;
(iii)	revenues and expenses are translated based on monthly average rate;
(iv)	the cumulative effects of gains or losses upon translation are recognized in the other comprehensive income period-end.

3.1.2.Business combination – IFRS 3

This pronouncement was amended and clarifies definition of a “business”. It is also permitted a simplified assessment of whether an acquired set of activities and assets is a group of assets rather than a business. The Company assessed the content of this pronouncement and did not identify any material impacts.

3.1.3.Presentation of financial statements – IAS 1 and Accounting policies, changes in accounting estimates and errors – IAS 8

This pronouncement was amended and clarifies definition of a “material” and how it should be applied by (i) including in the definition guidance that until now has featured elsewhere in IFRS Standards; (ii) improving the explanations accompanying the definition; and (iii) ensuring that the definition of material is consistent across all IFRS Standards. The Company assessed the content of this pronouncement and did not identify any material impacts.

3.1.4.Conceptual framework for financial reporting

This pronouncement was amended and includes some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts, the main changes are set forth below:

(i)the objective of financial reporting describes the objective of general purpose financial reporting, the information needed to achieve that objective and who uses the financial reports. The term “stewardship” was reintroduced, in order to clarify its meaning and defining the information needed to assess management’s stewardship and separates this from the information that users need to assess the prospects of the entity’s future net cash flows. Both types of information are required to provide information that is useful for making decisions about providing resources to the entity, and therefore achieves the objective of financial reporting.

(ii)qualitative characteristics of useful financial information: the concepts of prudence and substance over form were reintroduced. It was also defined the concept of measurement uncertainty in assessing the usefulness of financial information, since in some cases, relevant information may have a high level of measurement uncertainty, which may reduce its usefulness. Slightly less relevant information with a lower measurement uncertainty may be preferable in such case.

(iii)financial statements and the reporting entity: describes about new concepts, in which it is clarified the scope and objective of financial statements and also provides a description of the reporting entity.

(iv)the elements of financial statements: the definitions of assets and liabilities were revised and the definitions of income and expenses were updated accordingly, as set forth below:

Previous definition	New definition
Asset: A resource controlled by the entity as a result of past events and from which future economic benefits are expected to flow to the entity.	Asset: A present economic resource controlled by the entity as a result of past events. An economic resource is a right that has the potential to produce economic benefits.

The new definition clarifies that an asset is an economic resource, and that the potential economic benefits no longer need to be “expected” to flow to the entity. Thus, they do not need to be certain or even likely, but if this is the case, the recognition and measurement of the asset may be affected.

Liability: A present obligation of the entity arising from past events, the settlement of which is expected to result in an outflow from the entity of resources embodying economic benefits.	Liability: A present obligation of the entity to transfer an economic resource as a result of past events.

The main difference is that the new definition clarifies that a liability is the obligation to transfer an economic resource, and not the ultimate outflow of economic benefits. The outflow also no longer needs to be ‘expected’, similar to the change in the definition of an asset, above. It was also introduced the concept of ‘no practical ability to avoid’ to the definition of an obligation, and factors used to assess this will depend on the nature of an entity’s duty or responsibility, which requires the use of judgement.

Income: increases in economic benefits during the accounting period in the form of inflows or enhancements of assets, or decreases of liabilities, that result in increases in equity, other than those relating to contributions from equity participants.

Income: Increases in assets, or decreases in liabilities, that result in increases in equity, other than those relating to contributions from holders of equity claims..

Expense: Decreases in economic benefits during the accounting period in the form of outflows or depletions of assets, or incurrences of liabilities, that result in decreases in equity, other than those relating to distributions to equity participants.

Expense: Decreases in assets, or increases in liabilities, that result in decreases in equity, other than those relating to distributions to holders of equity claims

(v)recognition and derecognition: the criteria for recognizing assets and liabilities in the financial statements were reviewed. The pronouncement states that recognition is only appropriate if it results in both relevant information about the element being recognized, and faithful representation of that element. On the other hand, derecognition should aim to faithfully represent those assets and liabilities retained after the transaction, if any, and any change in assets and liabilities as a result of the transaction that led to the derecognition.

(vi)measurement: new guidance was introduced about measurement bases and provide factors to consider when selecting a measurement basis. Therefore, two categories of measurement basis were identified:

•historical cost:

•current value: which comprises fair value, value in use of assets and fulfilment value for liabilities and current cost.

(vii)Presentation and disclosure: the concepts were reviewed (i) how information should be presented and disclosed in financial statements (ii) classifying income and expenses in the statement of income and (iii) whether and when income and expenses included in other comprehensive income (“OCI”) should subsequently be recycled to statement of income. Additionally, reinforces that statement of income is the primary source of information about the entity’s financial performance.

(viii)concepts of capital and capital maintenance: describes the concepts of capital and capital maintenance and profit determination and adjustments for capital maintenance, the content of this item has not changed.

The Company assessed the content of this pronouncement and did not identify any material impacts.

3.2.Lease – CPC 06 (R2) / IFRS 16

This pronouncement was changed as a result of benefits related to Covid-19 granted to lessee under lease agreements. The Company assessed the content of this pronouncement and did not identify any impacts, for the clauses of the current lease agreements remained unchanged.

3.3.New standards, revisions and interpretations not yet in force

There are no other IFRSs or IFRIC interpretations that are not yet effective that would be expected to have a material impact on the Company’s unaudited consolidated condensed interim financial information.